Stockholders’ Equity (Deficit) - Schedule of Reserved Shares of Common Stock for Future Issuance (Details) - shares	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Reserved Shares of Common Stock for Future Issuance [Line Items]
Total	20,256,347	170,191,343	123,702,582
Outstanding stock options [Member]
Schedule of Reserved Shares of Common Stock for Future Issuance [Line Items]
Total	6,588,540
Outstanding common stock warrants [Member]
Schedule of Reserved Shares of Common Stock for Future Issuance [Line Items]
Total	8,321,719
Shares available for future issuance under the 2026 Equity Incentive Plan [Member]
Schedule of Reserved Shares of Common Stock for Future Issuance [Line Items]
Total	5,346,088
Conversion of Series A redeemable convertible preferred stock [Member]
Schedule of Reserved Shares of Common Stock for Future Issuance [Line Items]
Total		12,285,713	12,285,713
Conversion of Series B redeemable convertible preferred stock [Member]
Schedule of Reserved Shares of Common Stock for Future Issuance [Line Items]
Total		7,500,000	7,500,000
Conversion of Series C redeemable convertible preferred stock [Member]
Schedule of Reserved Shares of Common Stock for Future Issuance [Line Items]
Total		5,000,000	5,000,000
Conversion of Series D redeemable convertible preferred stock [Member]
Schedule of Reserved Shares of Common Stock for Future Issuance [Line Items]
Total		4,100,799	4,100,799
Conversion of Series E redeemable convertible preferred stock [Member]
Schedule of Reserved Shares of Common Stock for Future Issuance [Line Items]
Total		22,671,428	22,671,428
Conversion of Series F redeemable convertible preferred stock [Member]
Schedule of Reserved Shares of Common Stock for Future Issuance [Line Items]
Total		93,624,871	49,050,528
Conversion of preferred stock warrants [Member]
Schedule of Reserved Shares of Common Stock for Future Issuance [Line Items]
Total		110,000	220,000
Conversion of common stock warrants [Member]
Schedule of Reserved Shares of Common Stock for Future Issuance [Line Items]
Total		10,176,273	7,527,404
Outstanding options under the 2010 Plan [Member]
Schedule of Reserved Shares of Common Stock for Future Issuance [Line Items]
Total		1,092,810	1,341,186
Outstanding options under the 2016 Plan [Member]
Schedule of Reserved Shares of Common Stock for Future Issuance [Line Items]
Total		13,069,838	11,432,402
Options reserved for future issuance under the 2010 Plan [Member]
Schedule of Reserved Shares of Common Stock for Future Issuance [Line Items]
Total			278,574
Options reserved for future issuance under the 2016 Plan [Member]
Schedule of Reserved Shares of Common Stock for Future Issuance [Line Items]
Total		559,611	2,294,548